Warrants reserve	6 Months Ended
Feb. 28, 2023
Warrants Reserve
Warrants reserve

13.	Warrants reserve

	Number of warrants	Weighted average exercise price per share
Balance – February 28, 2023 and August 31, 2022	41,970,074	0.72

As at February 28, 2023, the following warrants were outstanding:

	Number of Warrants	Exercise price	Expiry date
Convertible debenture warrants - July 27, 2020	3,002,037	$1.21	July 27, 2023
Private placement financing warrants - December 23, 2020	2,777,268	$1.50	December 23, 2023
Private placement financing warrants - February 11, 2021	16,461,539	$0.80	February 11, 2026
Private placement financing broker warrants - February 11, 2021	1,152,307	$0.80	February 11, 2026
Private placement financing warrants – January 26, 2022	17,948,718	$0.44	January 26, 2027
Private placement financing placement agent warrants – January 26, 2022	628,205	$0.44	January 26, 2027
Balance – February 28, 2023	41,970,074

The outstanding warrants have a weighted average exercise price of $0.72 and weighted average remaining contractual life of 3.0 years.